Operating segments	12 Months Ended
Dec. 31, 2019
Operating Segments [Abstract]
Operating segments	Operating segments:
The Corporation operates in a single segment, Fuel Cell Products and Services, which consists of the design, development, manufacture, sale and service of PEM fuel cell products for a variety of applications, focusing on the power product markets of Heavy-Duty Motive (consisting of bus, truck, rail and marine applications), Portable Power / UAV, Material Handling and Backup Power, as well as the delivery of Technology Solutions, including engineering services, technology transfer and the licensing and sale of the Corporation’s extensive intellectual property portfolio and fundamental knowledge for a variety of PEM fuel cell applications.
As a result of the sale of the Power Manager assets (note 25) in 2018, the Corporation has renamed the former Portable Power market as the Portable Power / UAV market. As the sale of the Power Manager assets is not presented as a discontinued operation, the Portable Power / UAV market includes revenues associated with the Power Manager business prior to its sale, and product and service revenues generated from the retained Ballard Unmanned Systems assets related primarily to fuel cell propulsion systems for unmanned systems.
In 2019, revenues included sales to two individual customers of $37,932,000 and $26,164,000, respectively, which each exceeded 10% of total revenue. In 2018, revenues included sales to two individual customers of $26,587,000, and $17,547,000, respectively, which each exceeded 10% of total revenue.
29. Operating segments (cont'd):
Revenues from continuing operations by geographic area, which are attributed to countries based on customer location for the years ended December 31, are as follows:

Revenues	2019	2018
China	$47,132	$30,791
Germany	30,604	28,685
U.S.	13,500	23,505
Belgium	5,408	3,531
UK	2,794	1,431
Japan	2,743	3,901
Denmark	1,701	1,889
Canada	766	366
Norway	478	187
Switzerland	359	—
France	287	276
Taiwan	216	287
Netherlands	115	892
Finland	65	198
Spain	20	168
Other countries	139	479
	$106,327	$96,586

Non-current assets by geographic area are as follows:

	December 31,	December 31,
Non-current assets	2019	2018
Canada	$82,665	$65,346
U.S.	4,836	4,880
China	21,663	14,012
Denmark	1,629	269
	$110,793	$84,507